N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	FUTUREFUNDS SERIES ACCOUNT OF EMPOWER ANNUITY INSURANCE CO OF AMERICA
Entity Central Index Key	0000740858
Entity Investment Company Type	N-4
Document Period End Date	Nov. 26, 2025
Amendment Flag	false
C000031732 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks above average income and capital appreciation	Federated Hermes Strategic Dividend Growth Fund, Inc. – Class A* (Effective 10/27/25, Federated Hermes Equity Income Fund, Inc. was renamed Federated Hermes Strategic Dividend Growth Fund, Inc.)	1.12%	12.86%	7.82%	6.49%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
* This Eligible Fund’s Current Expense reflects a temporary fee reduction.
Variable Option [Line Items]
Portfolio Companies [Table Text Block]

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER / SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEAR	10 YEAR
Seeks above average income and capital appreciation	Federated Hermes Strategic Dividend Growth Fund, Inc. – Class A* (Effective 10/27/25, Federated Hermes Equity Income Fund, Inc. was renamed Federated Hermes Strategic Dividend Growth Fund, Inc.)	1.12%	12.86%	7.82%	6.49%
	Adviser: Federated Equity Mgmt Co. Of Penn
	Subadviser: N/A
* This Eligible Fund’s Current Expense reflects a temporary fee reduction.
Temporary Fee Reductions, Current Expenses [Text Block]	* This Eligible Fund’s Current Expense reflects a temporary fee reduction.
C000031732 [Member] | C000024716 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks above average income and capital appreciation
Portfolio Company Name [Text Block]	Federated Hermes Strategic Dividend Growth Fund, Inc. – Class A* (Effective 10/27/25, Federated Hermes Equity Income Fund, Inc. was renamed Federated Hermes Strategic Dividend Growth Fund, Inc.)
Portfolio Company Adviser [Text Block]	Adviser: Federated Equity Mgmt Co. Of Penn
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.86%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	6.49%